COMPLAINTS BROUGHT AGAINST THE GROUP AND OTHERS IN THE UNITED STATES (Details) - Installment	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2018
Disclosure Of Claims And Benefits Paid Explanatory [Abstract]
Number of lawsuits brought against group		2
Period of time where additional payment must be made	365 days